DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
Schedule of group calculated a loss resulting from such disposition

As of July 23, 2021
US$
Consideration	—

Cash and cash equivalents	1,200
Restricted Cash	194
Prepayments and other receivables	2,032
Property and equipment, net	1,346
Intangible assets, net	102
Long-term investments	492
Other non-current assets	236
Accrued payroll and welfare payable	(173)
Accrued expenses and other current liabilities	(833)
Long-term payables	(61)

Net assets of lottery business related VIEs*	4,535
Noncontrolling interest of lottery business related VIEs	2,162

Less: Net assets of lottery business related VIEs contributable to the Company	6,697

Loss on disposal of lottery business related VIEs	(6,697)
*	Net assets of lottery business related VIEs excluded payables of US$31,195 to the Company, which mainly consisted of a loan of US$27,987 provided by the Company to the former VIE subsidiary, Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”) and the Company does not have an intention to collect. The exemption of debt filed by the Company and E-Sun Sky Network was approved by the PRC State Administration of Foreign Exchange and the State Taxation Administration in May 2022.

Schedule of condensed cash flows of lottery business related VIE & Mining pool Business

For the year ended December 31,
2021*
US$
Net cash used in operating activities	(2,985)
Net cash provided by investing activities	953
Net cash used in financing activities	(26,955)

Effect of foreign exchange on cash	381

Schedule of operating results from discontinued operations included in the Group's consolidated statements of comprehensive loss

For the year ended December 31,
2021*
US$
Major classes of line items constituting pre-tax profit of discontinued operations

Revenues	1,269
Cost of revenue	(192)
Sales and marketing expenses	(556)
General and administrative expenses	(2,322)
Service development expenses	(496)
Other income that are not major	73
Loss from discontinued operations, before income tax	(2,224)
Income tax expense	—
Loss from discontinued operations, net of income tax	(2,224)
Loss on disposal of the subsidiary, net of income tax	(6,697)
Net loss from discontinued operations, net of income tax	(8,921)

*Included financial results of discontinued operations from January 1, 2021 to July 23, 2021.

Mining pool operation
DISCONTINUED OPERATIONS
Schedule of group calculated a loss resulting from such disposition

	As of	As of
	December 31,	December 31,
	2022	2023
	US$	US$
ASSETS
Cash and cash equivalents	77	33
Accounts receivable, net	545	1,115
Prepayments and other current assets	86	101
Cryptocurrency assets	9,360	12,553
Current assets of discontinued operations	10,068	13,802

Property and equipment, net	11	4
Intangible assets, net	15	7
Non-current assets of discontinued operations	26	11	*

LIABILITIES
Accounts payable	19,753	27,250
Accrued payroll and welfare payable	72	119
Accrued expenses and other current liabilities	330	236
Current liabilities of discontinued operations	20,155	27,605
*

For presentation purpose, non-current assets of discontinued operations as of December 31, 2023 have been classified as current assets of discontinued operations in the consolidated balance sheets as the disposition occurred in January 2024.

Schedule of condensed cash flows of lottery business related VIE & Mining pool Business

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Net cash provided by (used in) operating activities	4,518	(29,186)	(227)
Net cash provided by (used in) investing activities	364	34,354	(413)
Net cash (used in) provided by financing activities	(3,687)	(6,461)	481

Effect of foreign rate exchange on cash	(16)	191	115

Supplemental disclosures of non-cash investing and financing activities:
Repayment of third-party borrowings in the form of cryptocurrencies	6,523	—	—
Cryptocurrencies acquired in connection with business combination	73,184	—	—

Schedule of operating results from discontinued operations included in the Group's consolidated statements of comprehensive loss

	For the years ended December 31,
	2021	2022	2023
Major classes of line items constituting pre-tax profit of discontinued operations

Revenues	1,310,970	636,937	296,942
Cost of revenue	(1,319,770)	(642,754)	(295,468)
Sales and marketing expenses	(64)	(297)	(354)
General and administrative expenses	(3,198)	(840)	(417)
Service development expenses	(1,898)	(1,452)	(353)
Other operating income	16	475	70
Other operating expenses	(28)	(3,107)	—
Net gain (loss) on disposal of cryptocurrency assets	10,421	16,195	(860)
Impairment of cryptocurrency assets	(26,064)	(9,039)	(2,886)
Changes in fair value of derivative instruments	3,696	—	—
Impairment of intangible assets	—	(48,555)	—
Impairment of goodwill	—	(26,569)	—
Loss before income tax from discontinued operations	(25,919)	(79,006)	(3,326)
Income tax expense	—	—	—
Net loss from discontinued operations, net of applicable income taxes	(25,919)	(79,006)	(3,326)

Schedule of reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets

	As of	As of	As of
	December 31,	December 31,	December 31,
	2021	2022	2023
	US$	US$	US$
Cash, cash equivalents and restricted cash – consolidated balance sheets	16,625	5,497	3,244
Cash, cash equivalents and restricted cash, discontinued operations	1,179	77	33
Cash, cash equivalents and restricted cash – consolidated statements of cash flows	17,804	5,574	3,277